Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Reserves
28	Reserves

	Legal surplus	Capital surplus	Surplus reserve	Other reserve	Hedging	Share premium	Safety production fund	Retained earnings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Balance at 1 January 2019	4,072,476	13,739	101,355	10,389	—	106,846	57,135	15,160,309	19,522,249

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	2,215,728	2,215,728
Dividends proposed and approved	—	—	—	—	—	—	—	(2,705,952)	(2,705,952)
Appropriation of safety production fund	—	—	—	—	—	—	2	(2)	—
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	7,449	—	—	—	—	7,449

Balance at 31 December 2019	4,072,476	13,739	101,355	17,838	—	106,846	57,137	14,670,083	19,039,474

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	645,072	645,072
Dividends proposed and approved	—	—	—	—	—	—	—	(1,298,858)	(1,298,858)
Appropriation of safety production fund	—	—	—	—	—	—	88,460	(88,460)	—
Change in fair value of hedging instruments	—	—	—	—	(63,840)	—	—	—	(63,840)
Reclassified to cost of inventory	—	—	—	—	63,840	—	—	—	63,840
Share of other comprehensive income of investments accounted for using the equity method	—	—	—	(11,512)	—	—	—	—	(11,512)

Balance at 31 December 2020	4,072,476	13,739	101,355	6,326	—	106,846	145,597	13,927,837	18,374,176